Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,000	$ 2,000	$ 46,000
Current portion of notes receivable	205,000	16,000	197,000
Prepaid expenses and other current assets	183,000	104,000	44,000
Total current assets	389,000	122,000	287,000
Property, plant and equipment, net	279,000	276,000
Other investments	782,000	782,000	4,817,000
Notes receivable		190,000	5,081,000
Goodwill	25,093,000	25,093,000	25,093,000
Other intangible assets, net	19,756,000	20,034,000	21,147,000
Total assets	46,299,000	46,497,000	56,425,000
Current liabilities:
Accounts payable	186,000	539,000	115,000
Accrued expenses	50,000	63,000	6,000
Note payable, related party			12,524,000
Total current liabilities	11,244,000	10,131,000	12,645,000
Deferred tax liability, net	3,235,000	3,235,000	3,856,000
Total liabilities	14,479,000	13,366,000	16,501,000
Commitments and contingencies (Note 12)
Stockholder’s equity
Common stock, $.001 par value; 3,000,000,000 shares authorized, 125,073,621 shares issued and outstanding (125,073,621 on March 31, 2023 and December 31, 2022)	125,000	125,000	125,000
Additional paid-in capital	38,058,000	38,058,000	38,058,000
Accumulated deficit	(9,282,000)	(8,625,000)	(1,574,000)
Total stockholder’s equity of the company	28,901,000	29,558,000	36,609,000
Non-controlling interest in subsidiary	2,919,000	3,111,000	3,315,000
Total stockholder’s equity	31,820,000	32,669,000	39,924,000
Total liabilities and stockholder’s equity	46,299,000	46,497,000	56,425,000
Related Party [Member]
Current liabilities:
Note payable, related party	$ 11,008,000	9,529,000
Previously Reported [Member]
Current assets:
Cash and cash equivalents		2,000
Current portion of notes receivable		16,000
Prepaid expenses and other current assets		104,000
Total current assets		122,000
Property, plant and equipment, net		276,000
Other investments		782,000
Notes receivable		190,000
Goodwill		25,093,000
Other intangible assets, net		20,034,000
Total assets		46,497,000
Current liabilities:
Accounts payable		539,000
Accrued expenses		63,000
Note payable, related party		9,991,000
Total current liabilities		10,593,000
Deferred tax liability, net		3,235,000
Total liabilities		13,828,000
Commitments and contingencies (Note 12)
Stockholder’s equity
Common stock, $.001 par value; 3,000,000,000 shares authorized, 125,073,621 shares issued and outstanding (125,073,621 on March 31, 2023 and December 31, 2022)		125,000
Additional paid-in capital		38,058,000
Accumulated deficit		(8,625,000)
Total stockholder’s equity of the company		29,558,000
Non-controlling interest in subsidiary		3,111,000
Total stockholder’s equity		32,669,000	$ 39,924,000
Total liabilities and stockholder’s equity		$ 46,497,000